CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 CNY (¥) ¥ / shares	Jun. 30, 2021 CNY (¥) ¥ / shares
Profit or loss [abstract]
Revenue	$ 2,401	¥ 16,072	¥ 8,220
Cost of sales	(1,309)	(8,771)	(7,109)
GROSS PROFIT	1,092	7,301	1,111
Selling and distribution expenses	(61)	(410)	(496)
Administrative expenses	(1,304)	(8,733)	(12,175)
Other income	109	731	376
Fair value (loss)/gain on financial instruments, net	83	559	(24,807)
Impairment losses on financial assets	(444)	(2,972)	(993)
Finance costs	(272)	(1,822)	(2,271)
Finance income	1,400	9,376	8,787
LOSS BEFORE INCOME TAX	603	4,030	(30,468)
Income tax benefit	(53)	(357)	633
(LOSS)/PROFIT FOR THE YEAR	550	3,673	(29,835)
ATTRIBUTABLE TO:
Owners of the Company	293	1,949	(27,993)
Non-controlling interests	257	1,724	(1,842)
(LOSS)/PROFIT for the year	$ 550	¥ 3,673	¥ (29,835)
(LOSS)/EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY:
Basic And Diluted Earnings Loss Per Share | (per share)	$ 0.01	¥ 0.05	¥ (0.69)